SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2022	2021
Interest paid	$196	$156
Income taxes paid (received)	34	31

Disclosure of changes in non-cash working capital	Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2022	2021
Accounts receivable	$135	$(36)
Inventory	(57)	56
Prepayments and other	(5)	(115)
Accounts payable and other	(201)	(141)
Changes in non-cash working capital, net	$(128)	$(236)